Balance sheet information - Allowance for credit loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (3,811)	$ (4,684)	$ (3,990)	$ (4,146)	$ (4,146)
Recovery (provision)	550	(619)	359	(1,162)
Write-offs	278	167	684	252
Recoveries	(36)	(113)	(72)	(193)
Ending balance	$ (3,019)	$ (5,249)	(3,019)	(5,249)	(3,990)	$ (4,146)
Bio Ventus LLC
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ (3,990)	$ (4,146)	(4,146)	(4,497)
Recovery (provision)					(1,215)	(2,242)
Write-offs					1,787	2,949
Recoveries					(416)	(356)
Ending balance					$ (3,990)	$ (4,146)